INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2013	2012	2011
Continuing operations:
Canadian	$6,497	$24,802	$(22,099)
Foreign	(20,436)	(43,878)	(32,579)
	(13,939)	(19,076)	(54,678)
Discontinued operations:
Canadian	80,395	15,617	5,898
Foreign	14,488	17,428	18,443
	94,883	33,045	24,341
Earnings (loss) before income taxes	$80,944	$13,969	$(30,337)

Schedule of income tax expense (recovery)
he income tax expense (recovery) consists of:

	2013	2012	2011
Canadian:
Current	$64	$(106)	$123
Deferred	10,614	(14,268)	1,981
	10,678	(14,374)	2,104
Foreign:
Current	9,646	219	1,815
Deferred	5,582	925	(4,884)
	15,228	1,144	(3,069)
Total:
Current	9,710	113	1,938
Deferred	16,196	(13,343)	(2,903)
	$25,906	$(13,230)	$(965)

Schedule of classification of income tax expense (recovery)

Classification:
Income tax expense (recovery) — continuing operations	1,611	(14,874)	(3,968)
Income tax expense — discontinued operations	24,295	1,644	3,003
	$25,906	$(13,230)	$(965)

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2013	2012	2011
Income tax expense (recovery) at Canadian statutory income tax rates	$20,872	$3,499	$(8,023)
Increase (decrease) in income taxes for:
Permanent and other differences	(2,339)	(5,279)	6,335
Change in statutory/foreign tax rates	(1,210)	(2,762)	(1,973)
Change in valuation allowance	8,875	(10,358)	1,805
Stock-based compensation expense	(150)	1,603	891
Adjustment to prior years	(142)	67	—
Income tax expense (recovery)	$25,906	$(13,230)	$(965)

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities were as follows at December 31:

	2013	2012
Future income tax assets
Property and equipment	$3,664	$4,165
Non capital loss carry-forwards	76,780	70,824
Capital loss carry-forwards	2,416	2,655
Scientific research and development expenses and credits	28,081	36,961
Reserves and other	14,201	8,974
Acquired Intangibles	1,178	—
	126,320	123,579
Future income tax liabilities
Acquired intangibles	—	2,920
	126,320	120,659
Valuation allowance	116,880	94,880
	$9,440	$25,779

	2013	2012
Classification:
Assets
Current	$2,391	$22,199
Non-current	7,176	3,880
Liabilities
Non-current	(127)	(300)
	$9,440	$25,779

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2013	2012
Unrecognized tax benefits, beginning of year	$8,227	$9,464
Increases — tax positions taken in prior periods	252	55
Increases (decreases) — tax positions taken in current period	138	(238)
Settlements and lapse of statute of limitations	(313)	(1,054)
Unrecognized tax benefits, end of year	$8,304	$8,227